Document and Entity Information	12 Months Ended
Jun. 10, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Jun 10, 2013
Registrant Name	PUTNAM FUNDS TRUST
Central Index Key	0001005942
Amendment Flag	false
Document Creation Date	Jun 10, 2013
Document Effective Date	Jun 10, 2013
Prospectus Date	Jun 10, 2013

Prospectus Supplement	June 10, 2013

In the prospectus for each fund listed below, the sections Fund summary or Fund summaries, How do I sell or exchange fund shares? and Policy on excessive short-term trading are supplemented to reflect that the 1.00% short-term trading fee (also known as a redemption fee) described in the prospectus will no longer apply, effective for shares of the fund purchased on or after June 24, 2013.

Putnam Capital	Putnam High Yield
Opportunities Fund	Advantage Fund

Putnam Capital Spectrum Fund	Putnam High Yield Trust

Putnam Convertible	Putnam International Capital
Securities Fund	Opportunities Fund

Putnam Dynamic Asset	Putnam Small Cap
Allocation Equity Fund	Growth Fund

Putnam Equity Spectrum Fund	Putnam Small Cap Value Fund

Putnam Floating Rate	Putnam Tax-Free
Income Fund	High Yield Fund

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jun 10, 2013
Supplement [Text Block]	pft_SupplementTextBlock

Prospectus Supplement	June 10, 2013

In the prospectus for each fund listed below, the sections Fund summary or Fund summaries, How do I sell or exchange fund shares? and Policy on excessive short-term trading are supplemented to reflect that the 1.00% short-term trading fee (also known as a redemption fee) described in the prospectus will no longer apply, effective for shares of the fund purchased on or after June 24, 2013.

Putnam Capital	Putnam High Yield
Opportunities Fund	Advantage Fund

Putnam Capital Spectrum Fund	Putnam High Yield Trust

Putnam Convertible	Putnam International Capital
Securities Fund	Opportunities Fund

Putnam Dynamic Asset	Putnam Small Cap
Allocation Equity Fund	Growth Fund

Putnam Equity Spectrum Fund	Putnam Small Cap Value Fund

Putnam Floating Rate	Putnam Tax-Free
Income Fund	High Yield Fund

PUTNAM CONVERTIBLE SECURITIES FUND | PUTNAM CONVERTIBLE SECURITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pft_SupplementTextBlock

Prospectus Supplement	June 10, 2013

In the prospectus for each fund listed below, the sections Fund summary or Fund summaries, How do I sell or exchange fund shares? and Policy on excessive short-term trading are supplemented to reflect that the 1.00% short-term trading fee (also known as a redemption fee) described in the prospectus will no longer apply, effective for shares of the fund purchased on or after June 24, 2013.

Putnam Convertible
Securities Fund

PUTNAM HIGH YIELD TRUST | PUTNAM HIGH YIELD TRUST FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pft_SupplementTextBlock

Prospectus Supplement	June 10, 2013

In the prospectus for each fund listed below, the sections Fund summary or Fund summaries, How do I sell or exchange fund shares? and Policy on excessive short-term trading are supplemented to reflect that the 1.00% short-term trading fee (also known as a redemption fee) described in the prospectus will no longer apply, effective for shares of the fund purchased on or after June 24, 2013.

Putnam High Yield Trust

PUTNAM TAX FREE INCOME TRUST /MA/ | Putnam Tax-Free High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pft_SupplementTextBlock

Prospectus Supplement	June 10, 2013

In the prospectus for each fund listed below, the sections Fund summary or Fund summaries, How do I sell or exchange fund shares? and Policy on excessive short-term trading are supplemented to reflect that the 1.00% short-term trading fee (also known as a redemption fee) described in the prospectus will no longer apply, effective for shares of the fund purchased on or after June 24, 2013.

Putnam Tax-Free
High Yield Fund

PUTNAM HIGH YIELD ADVANTAGE FUND | PUTNAM HIGH YIELD ADVANTAGE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pft_SupplementTextBlock

Prospectus Supplement	June 10, 2013

In the prospectus for each fund listed below, the sections Fund summary or Fund summaries, How do I sell or exchange fund shares? and Policy on excessive short-term trading are supplemented to reflect that the 1.00% short-term trading fee (also known as a redemption fee) described in the prospectus will no longer apply, effective for shares of the fund purchased on or after June 24, 2013.

Putnam High Yield
Advantage Fund

PUTNAM INVESTMENT FUNDS | Putnam Capital Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pft_SupplementTextBlock

Prospectus Supplement	June 10, 2013

In the prospectus for each fund listed below, the sections Fund summary or Fund summaries, How do I sell or exchange fund shares? and Policy on excessive short-term trading are supplemented to reflect that the 1.00% short-term trading fee (also known as a redemption fee) described in the prospectus will no longer apply, effective for shares of the fund purchased on or after June 24, 2013.

Putnam Capital
Opportunities Fund

PUTNAM INVESTMENT FUNDS | Putnam International Capital Opportunities
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pft_SupplementTextBlock

Prospectus Supplement	June 10, 2013

In the prospectus for each fund listed below, the sections Fund summary or Fund summaries, How do I sell or exchange fund shares? and Policy on excessive short-term trading are supplemented to reflect that the 1.00% short-term trading fee (also known as a redemption fee) described in the prospectus will no longer apply, effective for shares of the fund purchased on or after June 24, 2013.

Putnam International Capital
Opportunities Fund

PUTNAM INVESTMENT FUNDS | Putnam Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pft_SupplementTextBlock

Prospectus Supplement	June 10, 2013

In the prospectus for each fund listed below, the sections Fund summary or Fund summaries, How do I sell or exchange fund shares? and Policy on excessive short-term trading are supplemented to reflect that the 1.00% short-term trading fee (also known as a redemption fee) described in the prospectus will no longer apply, effective for shares of the fund purchased on or after June 24, 2013.

Putnam Small Cap Value Fund

PUTNAM FUNDS TRUST | Putnam Floating Rate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pft_SupplementTextBlock

Prospectus Supplement	June 10, 2013

In the prospectus for each fund listed below, the sections Fund summary or Fund summaries, How do I sell or exchange fund shares? and Policy on excessive short-term trading are supplemented to reflect that the 1.00% short-term trading fee (also known as a redemption fee) described in the prospectus will no longer apply, effective for shares of the fund purchased on or after June 24, 2013.

Putnam Floating Rate
Income Fund

PUTNAM FUNDS TRUST | Putnam Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pft_SupplementTextBlock

Prospectus Supplement	June 10, 2013

In the prospectus for each fund listed below, the sections Fund summary or Fund summaries, How do I sell or exchange fund shares? and Policy on excessive short-term trading are supplemented to reflect that the 1.00% short-term trading fee (also known as a redemption fee) described in the prospectus will no longer apply, effective for shares of the fund purchased on or after June 24, 2013.

Putnam Small Cap
Growth Fund

PUTNAM FUNDS TRUST | Putnam Dynamic Asset Allocation Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pft_SupplementTextBlock

Prospectus Supplement	June 10, 2013

In the prospectus for each fund listed below, the sections Fund summary or Fund summaries, How do I sell or exchange fund shares? and Policy on excessive short-term trading are supplemented to reflect that the 1.00% short-term trading fee (also known as a redemption fee) described in the prospectus will no longer apply, effective for shares of the fund purchased on or after June 24, 2013.

Putnam Dynamic Asset
Allocation Equity Fund

PUTNAM FUNDS TRUST | PUTNAM CAPITAL SPECTRUM FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pft_SupplementTextBlock

Prospectus Supplement	June 10, 2013

In the prospectus for each fund listed below, the sections Fund summary or Fund summaries, How do I sell or exchange fund shares? and Policy on excessive short-term trading are supplemented to reflect that the 1.00% short-term trading fee (also known as a redemption fee) described in the prospectus will no longer apply, effective for shares of the fund purchased on or after June 24, 2013.

Putnam Capital Spectrum Fund

PUTNAM FUNDS TRUST | PUTNAM EQUITY SPECTRUM FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pft_SupplementTextBlock

Prospectus Supplement	June 10, 2013

In the prospectus for each fund listed below, the sections Fund summary or Fund summaries, How do I sell or exchange fund shares? and Policy on excessive short-term trading are supplemented to reflect that the 1.00% short-term trading fee (also known as a redemption fee) described in the prospectus will no longer apply, effective for shares of the fund purchased on or after June 24, 2013.

Putnam Equity Spectrum Fund

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jun 10, 2013
Document Creation Date	dei_DocumentCreationDate	Jun 10, 2013